Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of other payables and accrued liabilities [Abstract]
Salary payables	¥ 2,011,702	$ 315,524	¥ 1,880,897
Other payables and accrued expenses	3,446,740	540,606	60,328
Accrued interest payable	8,197,112	1,285,680	3,129,399
Total other payables and accrued liabilities	¥ 13,655,554	$ 2,141,810	¥ 5,070,624